Document and Entity Information	0 Months Ended
May 27, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 27, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	May 27, 2014
Document Effective Date	May 27, 2014
Prospectus Date	Mar. 31, 2014
PACE® Money Market Investments | Class P
Risk/Return:
Trading Symbol	PCEXX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCGTX
PACE® Intermediate Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCIFX
PACE® Strategic Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCSIX
PACE® Municipal Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCMNX
PACE® International Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCGLX
PACE® High Yield Investments | Class P
Risk/Return:
Trading Symbol	PHYPX
PACE® Large Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLVX
PACE® Large Co Growth Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLCX
PACE® Small/Medium Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCSVX
PACE® Small/Medium Co Growth Equity Investments | Class P
Risk/Return:
Trading Symbol	PCSGX
PACE® International Equity Investments | Class P
Risk/Return:
Trading Symbol	PCIEX
PACE® International Emerging Markets Equity Investments | Class P
Risk/Return:
Trading Symbol	PCEMX
PACE® Global Real Estate Securities Investments | Class P
Risk/Return:
Trading Symbol	PREQX
PACE® Alternative Strategies Investments | Class P
Risk/Return:
Trading Symbol	PASPX